Schedule of Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 184,182	$ 201,004
Accumulated depreciation	159,276	171,770
Net book value	24,906	29,234
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	177,431	184,487
Accumulated depreciation	155,637	160,219
Net book value	21,794	24,268
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	6,751	16,517
Accumulated depreciation	3,639	11,551
Net book value	$ 3,112	$ 4,966